Cash (Tables)	12 Months Ended
Mar. 31, 2019
Successor [Member]
Schedule of Cash
	As of March 31,
	2019	2018

Cash on hand	$9,005	$16,780
Cash at bank	2,771,632	6,074,962
	$2,780,637	$6,091,742